Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000082717
Account Value [Line Items]
Line Graph and Table Measure Name		Global Opportunities Portfolio
Accumulated Value	$ 10,000		$ 10,004	$ 10,674	$ 10,967	$ 11,319	$ 12,170	$ 12,600	$ 12,225	$ 12,585	$ 14,047	$ 15,514
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Accumulated Value	10,000		10,507	10,692	10,484	11,674	12,370	12,429	10,467	10,592	11,778	12,544
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	$ 10,000		$ 10,003	$ 10,011	$ 10,029	$ 10,048	$ 10,049	$ 10,049	$ 10,064	$ 10,109	$ 10,148	$ 12,333